Interest expense (Tables)	9 Months Ended
Sep. 30, 2026
Interest Expense [Abstract]
Schedule of Interest Expense

		Three Months Ended September 30,		Nine Months Ended September 30,
	Note	2026	2025	2026	2025
		$	$	$	$
Interest accretion on lease liabilities	18	51,945	34,320	166,042	61,274
Debenture interest	19	2,720,244	2,721,709	8,063,982	7,573,076
Other interest expenses		-	-	-	1,522
Total interest expense		2,772,189	2,756,029	8,230,024	7,635,872